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                                              Rule 497(e)
                                              File No. 33-11351


                 STEIN ROE INVESTMENT TRUST

            Stein Roe Balanced Fund
            Stein Roe Growth & Income Fund
            Stein Roe Growth Stock Fund
            Stein Roe Special Fund
            Stein Roe Special Venture Fund

       Supplement to Prospectus dated July 1, 1996

     The Trustees of Stein Roe Investment Trust have voted to convert each of the Funds (except for Stein Roe Capital Opportunities Fund) into a "feeder" fund as of February 3, 1997, by investing all of the net investable assets of each Fund in a separate "master" fund that is a series of SR&F Base Trust ("Base Trust"). A master fund has an investment objective identical to that of its corresponding feeder fund. (Please refer to Risks and Investment Considerations--Master/Feeder Option in the prospectus.) As a result of this conversion, the management agreement with Stein Roe & Farnham Incorporated relating to each Fund will be replaced with a new management agreement with Base Trust for the management of a Fund's investment portfolio at the master fund level. The investment portfolio of each master fund will be managed by the same individuals who currently manage the corresponding Fund's investment portfolio.

         This Supplement is Dated December 20, 1996


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                 STEIN ROE INVESTMENT TRUST

                 Stein Roe International Fund

       Supplement to Prospectus dated July 1, 1996

     The Trustees of Stein Roe Investment Trust have voted to convert International Fund into a "feeder" fund as of February 3, 1997, by investing all of the Fund's net investable assets in a "master" fund that is a series of SR&F Base Trust ("Base Trust"). A master fund has an investment objective identical to that of its feeder fund. (Please refer to Risks and Investment Considerations--Master/Feeder Option in the prospectus.) As a result of this conversion, the management agreement with Stein Roe & Farnham Incorporated relating to the Fund will be replaced with a new management agreement with Base Trust for the management of the Fund's investment portfolio at the master fund level. The investment portfolio of the master fund will be managed by the same individuals who currently manage the Fund's investment portfolio.

         This Supplement is Dated December 20, 1996


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                 STEIN ROE INVESTMENT TRUST

                Stein Roe Young Investor Fund

       Supplement to Prospectus dated July 1, 1996

     The Trustees of Stein Roe Investment Trust have voted to convert Young Investor Fund into a "feeder" fund as of February 3, 1997, by investing all of the Fund's net investable assets in a "master" fund that is a series of SR&F Base Trust ("Base Trust"). A master fund has an investment objective identical to that of its feeder fund. (Please refer to Risks and Investment Considerations--Master/Feeder Option in the prospectus.) As a result of this conversion, the management agreement with Stein Roe & Farnham Incorporated relating to the Fund will be replaced with a new management agreement with Base Trust for the management of the Fund's investment portfolio at the master fund level. The investment portfolio of the master fund will be managed by the same individuals who currently manage the Fund's investment portfolio.

         This Supplement is Dated December 20, 1996


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                 STEIN ROE INVESTMENT TRUST

               Stein Roe Growth & Income Fund

 Supplement to Defined Contribution Prospectus dated July 1, 1996

     The Trustees of Stein Roe Investment Trust have voted to convert Growth & Income Fund into a "feeder" fund as of February 3, 1997, by investing all of the Fund's net investable assets in a "master" fund that is a series of SR&F Base Trust ("Base Trust"). A master fund has an investment objective identical to that of its feeder fund. (Please refer to Risks and Investment Considerations--Master/Feeder Option in the prospectus.) As a result of this conversion, the management agreement with Stein Roe & Farnham Incorporated relating to the Fund will be replaced with a new management agreement with Base Trust for the management of the Fund's investment portfolio at the master fund level. The investment portfolio of the master fund will be managed by the same individuals who currently manage the Fund's investment portfolio.

         This Supplement is Dated December 20, 1996


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                 STEIN ROE INVESTMENT TRUST

                Stein Roe International Fund

 Supplement to Defined Contribution Prospectus dated July 1, 1996

     The Trustees of Stein Roe Investment Trust have voted to convert International Fund into a "feeder" fund as of February 3, 1997, by investing all of the Fund's net investable assets in a "master" fund that is a series of SR&F Base Trust ("Base Trust"). A master fund has an investment objective identical to that of its feeder fund. (Please refer to Risks and Investment Considerations--Master/Feeder Option in the prospectus.) As a result of this conversion, the management agreement with Stein Roe & Farnham Incorporated relating to the Fund will be replaced with a new management agreement with Base Trust for the management of the Fund's investment portfolio at the master fund level. The investment portfolio of the master fund will be managed by the same individuals who currently manage the Fund's investment portfolio.

         This Supplement is Dated December 20, 1996


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                 STEIN ROE INVESTMENT TRUST

                Stein Roe Young Investor Fund

 Supplement to Defined Contribution Prospectus dated July 1, 1996

     The Trustees of Stein Roe Investment Trust have voted to convert Young Investor Fund into a "feeder" fund as of February 3, 1997, by investing all of the Fund's net investable assets in a "master" fund that is a series of SR&F Base Trust ("Base Trust"). A master fund has an investment objective identical to that of its feeder fund. (Please refer to Risks and Investment Considerations--Master/Feeder Option in the prospectus.) As a result of this conversion, the management agreement with Stein Roe & Farnham Incorporated relating to the Fund will be replaced with a new management agreement with Base Trust for the management of the Fund's investment portfolio at the master fund level. The investment portfolio of the master fund will be managed by the same individuals who currently manage the Fund's investment portfolio.

         This Supplement is Dated December 20, 1996


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                 STEIN ROE INVESTMENT TRUST

               Stein Roe Special Venture Fund

 Supplement to Defined Contribution Prospectus dated July 1, 1996

     The Trustees of Stein Roe Investment Trust have voted to convert Special Venture Fund into a "feeder" fund as of February 3, 1997, by investing all of the Fund's net investable assets in a "master" fund that is a series of SR&F Base Trust ("Base Trust"). A master fund has an investment objective identical to that of its feeder fund. (Please refer to Risks and Investment Considerations--Master/Feeder Option in the prospectus.) As a result of this conversion, the management agreement with Stein Roe & Farnham Incorporated relating to the Fund will be replaced with a new management agreement with Base Trust for the management of the Fund's investment portfolio at the master fund level. The investment portfolio of the master fund will be managed by the same individuals who currently manage the Fund's investment portfolio.

         This Supplement is Dated December 20, 1996


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                 STEIN ROE INVESTMENT TRUST

                  Stein Roe Balanced Fund

 Supplement to Defined Contribution Prospectus dated July 1, 1996

     The Trustees of Stein Roe Investment Trust have voted to convert Balanced Fund into a "feeder" fund as of February 3, 1997, by investing all of the Fund's net investable assets in a "master" fund that is a series of SR&F Base Trust ("Base Trust"). A master fund has an investment objective identical to that of its feeder fund. (Please refer to Risks and Investment Considerations-- Master/Feeder Option in the prospectus.) As a result of this conversion, the management agreement with Stein Roe & Farnham Incorporated relating to the Fund will be replaced with a new management agreement with Base Trust for the management of the Fund's investment portfolio at the master fund level. The investment portfolio of the master fund will be managed by the same individuals who currently manage the Fund's investment portfolio.

         This Supplement is Dated December 20, 1996

                 STEIN ROE INVESTMENT TRUST

                 Stein Roe Growth Stock Fund

 Supplement to Defined Contribution Prospectus dated July 1, 1996

     The Trustees of Stein Roe Investment Trust have voted to convert Growth Stock Fund into a "feeder" fund as of February 3, 1997, by investing all of the Fund's net investable assets in a "master" fund that is a series of SR&F Base Trust ("Base Trust"). A master fund has an investment objective identical to that of its feeder fund. (Please refer to Risks and Investment Considerations--Master/Feeder Option in the prospectus.) As a result of this conversion, the management agreement with Stein Roe & Farnham Incorporated relating to the Fund will be replaced with a new management agreement with Base Trust for the management of the Fund's investment portfolio at the master fund level. The investment portfolio of the master fund will be managed by the same individuals who currently manage the Fund's investment portfolio.

         This Supplement is Dated December 20, 1996

                 STEIN ROE INVESTMENT TRUST

                  Stein Roe Special Fund

 Supplement to Defined Contribution Prospectus dated July 1, 1996

     The Trustees of Stein Roe Investment Trust have voted to convert Special Fund into a "feeder" fund as of February 3, 1997, by investing all of the Fund's net investable assets in a "master" fund that is a series of SR&F Base Trust ("Base Trust"). A master fund has an investment objective identical to that of its feeder fund. (Please refer to Risks and Investment Considerations-- Master/Feeder Option in the prospectus.) As a result of this conversion, the management agreement with Stein Roe & Farnham Incorporated relating to the Fund will be replaced with a new management agreement with Base Trust for the management of the Fund's investment portfolio at the master fund level. The investment portfolio of the master fund will be managed by the same individuals who currently manage the Fund's investment portfolio.

         This Supplement is Dated December 20, 1996